1.  Name and address of issuer

	Active Assets Government
 Securities Trust

2.  The name of each series or class
 of securities for which this Form
 is filed
	x

3a.  Investment Company Act File
 Number:

	811-03165

3b.  Securities Act File Number:

	002-71558

4a.  Last day of fiscal year for
 which this Form is filed:

	June 30, 2013

4b.  []  Check box if this Form is
 being filed late (i.e., more than
 90 calendar days after the end of
 the issuer's fiscal year).  (See
 Instruction A.2)

Note: If the Form is being filed
 late, interest must be paid on
 the registration fee due.

4c.  []  Check box if this is the
 last time the issuer will be filing
 this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price
 of securities sold during the fiscal
 year pursuant to section 24(f):
	1,410,350,653

	(ii)  Aggregate price of
 securities redeemed or repurchased
 during the fiscal year:
1,196,393,195

	(iii)  Aggregate price of
 securities redeemed or repurchased
 during any prior fiscal year ending
 no earlier than October 11, 1995
 that were not previously used to
 reduce registration fees payable
 to the Commission:	1,418,942,235

	(iv)  Total available
 redemption credits [add items 5(ii)
 and 5(iii)]:	(2,615,335,430)

	(v)  Net sales -- if item
 5(i) is greater than item 5(iv)
 [subtract item 5(iv) from item 5(i)]:
	0.00

	(vi)  Redemption credits
 available for use in future years
 - if item 5(i) is less than item
 5(iv) [subtract item 5(iv) from item
 5(i)]:	(1,204,984,777)

	(vii)  Multiplier for
 determining registration fee (See
 Instruction C.9):	   .0001364

	(viii)  Registration fee
 due [multiply item 5(v) by item
 5(vii)] (enter "0" if no fee is
 due):	0.00

6.  Prepaid Shares:

	If the response to Item 5(i)
 was determined by deducting an
 amount of securities that were
 registered under the Securities
 Act of 1933 pursuant to rule 24e-2
 as in effect before October 11,
 1997, then report the amount of
 securities (number of shares or
 shares or other units) deducted
 here:	.  If there is a number of
 shares or other units that were
 registered pursuant to rule 24e-2
 remaining unsold at the end of the
 fiscal year for which this form is
 filed that are available for use
 by the issuer in future fiscal
 years, then state that number here
:	.

	If the response to Item 5(i)
 was determined by deducting an
 amount of securities that were
 registered under the Securities
 Act of 1933 pursuant to rule 24e-2
 as in effect before October 11,
 1997, then report the amount of
 securities (number of shares or
 shares or other units) deducted here:
	.  If there is a number of
 shares or other units that were
 registered pursuant to rule 24e-2
 remaining unsold at the end of the
 fiscal year for which this form is
 filed that are available for use by
 the issuer in future fiscal years,
 then state that number here:	.

	0.00

8.  Total of the amount of
 registration fee due plus any
 interest due [line 5(viii) plus
 line 7]:

	0.00

9.  Date the registration fee and
 any interest payment was sent to
 the Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed
 below by the following persons on
 behalf of the issuer and in the
 capacities and on the dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "September 28, 2013"
*Please print the name and title of
 the signing officer below the